Class A common share purchase warrants (Tables)	9 Months Ended
Sep. 30, 2025
Class Common Share Purchase Warrants
Schedule of number of class A common share purchase warrants outstanding

The following table details the number of Class A common share purchase warrants outstanding at each statement of financial position date:

				Number of				Number of
				Warrants				Warrants
				Outstanding				Outstanding
		Exercise		December 31,				September 30,
Grant Date	Expiry Date	Price	Granted	2024	Issued	Expired	Exercised	2025

8/10/2023	8/9/2025	$0.60	810,000	810,000	-	-	(810,000)	-
8/10/2023	8/9/2025	$0.49	48,600	48,600	-	-	(48,600)	-
9/5/2023	9/4/2025	$0.59	84,545	84,545	-	-	(84,545)	-
10/20/2023	10/19/2025	$0.59	695,000	650,000	-	-	(650,000)	-
10/20/2023	10/19/2025	$0.59	41,700	41,700	-	-	(41,700)	-
12/21/2023	12/20/2025	$0.60	1,650,000	1,600,000	-	-	(555,000)	1,045,000
12/21/2023	12/20/2025	$0.40	81,000	78,000	-	-	-	78,000
1/4/2024	1/3/2026	$0.60	120,000	120,000	-	-	-	120,000
2/20/2025	2/20/2027	$1.69	18,000	-	18,000	-	-	18,000
2/20/2025	2/20/2027	$1.57	177,420	-	177,420	-	(177,420)	-
2/20/2025	2/20/2027	$1.67	122,834	-	122,834	-	(122,834)	-
3/7/2025	3/7/2027	$1.68	11,872	-	11,872	-	-	11,872
9/29/2025	9/29/2027	$2.18	575,046	-	575,046	-	-	575,046
			4,436,017	3,432,845	905,172	-	(2,490,099)	1,847,918

Schedule of value of the broker and non-broker class A common share purchase warrants outstanding

The following table details the value of the broker and non-broker Class A common share purchase warrants outstanding at each statement of financial position date.

	Non-Broker		Broker		Total
	Number of		Number of		Number of
	Warrants	Value	Warrants	Value	Warrants	Value

Balance at December 31, 2024	3,264,545	$336	168,300	$31	3,432,845	$367

Issued	-	-	905,172	844	905,172	844
Exercised	(2,099,545)	(224)	(390,554)	(262)	(2,490,099)	(486)
Balance at September 30, 2025	1,165,000	$112	682,918	$613	1,847,918	$725